ORDINARY SHARES AND SERIES SEED PREFERRED SHARES (Details)			1 Months Ended			12 Months Ended
	Mar. 26, 2018 USD ($) shares	Mar. 26, 2018 CNY (¥) shares	Oct. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2018 CNY (¥) shares	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Ordinary shares, authorized					5,000,000,000			444,721,650
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.0001
Consideration for repurchase of ordinary shares						$ 611,204	¥ 4,202,335
Authorized share capital | $					$ 500,000
Ordinary shares, outstanding								64,570,520
Niu Holding Inc.
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Number of ordinary shares repurchased	432,000	432,000
Consideration for repurchase of ordinary shares	$ 665,000	¥ 4,202,335
Share re-classified and re-designated as Class B ordinary shares (in shares)					14,027,020
ELLY Holdings
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Share re-classified and re-designated as Class B ordinary shares (in shares)					6,615,000
Ordinary shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Ordinary shares, authorized					50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0001
Class A Ordinary Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Ordinary shares, authorized					4,900,000,000	4,900,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Basis of converted preferred shares to each ordinary share					1
Share converted to Class A ordinary shares (in shares)					1
Ordinary shares, outstanding						128,032,038
Class A Ordinary Shares | IPO
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Number of newly issued ordinary shares under IPO			14,000,000	14,000,000
Public offering price (in dollars per share) | $ / shares			$ 4.5
Net proceeds after deducting underwriting commissions and discounts			$ 58,590,000	¥ 406,538,433
Class B Ordinary Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Ordinary shares, authorized					50,000,000	50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Basis of re-classified and re-designated to each Class B ordinary share					1
Ordinary shares, outstanding						20,642,020
Series Seed Convertible Preferred Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Preferred shares, outstanding						0		30,000,000
Preferred Shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Basis of converted preferred shares to each ordinary share					1
Share converted to Class A ordinary shares (in shares)					30,000,000
Preferred shares, authorized						0		30,000,000
Series A1 Redeemable Convertible Preferred Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Outstanding temporarily equity (in shares)						0		16,666,667
Temporary equity value per share | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Share converted to Class A ordinary shares (in shares)					16,666,667
Series A-2 Redeemable Convertible Preferred Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Outstanding temporarily equity (in shares)						0		3,608,247
Temporary equity value per share | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Share converted to Class A ordinary shares (in shares)					3,608,247
Series A-3 Redeemable Convertible Preferred Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Outstanding temporarily equity (in shares)						0		5,003,436
Temporary equity value per share | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Share converted to Class A ordinary shares (in shares)					15,122,765
Series B Preferred Shares
ORDINARY SHARES AND SERIES SEED PREFERRED SHARES
Preferred shares, outstanding					5,137,859
Preferred Shares, par value (in dollars per share) | $ / shares					$ 0.0001
Share converted to Class A ordinary shares (in shares)					5,137,859